Mar. 01, 2017

Russell Investment Company: Classes A, A1, A2, A3, C, C1, E, I, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 7, 2017 to

PROSPECTUS DATED March 1, 2017

RECLASSIFICATION OF CLASS I SHARES FOR U.S. CORE EQUITY, U.S. DEFENSIVE EQUITY, U.S. DYNAMIC EQUITY, U.S. SMALL CAP EQUITY, INTERNATIONAL DEVELOPED MARKETS, STRATEGIC BOND AND INVESTMENT GRADE BOND FUNDS: At a meeting held on May 23, 2017, the Board of Trustees (the “Board”) of Russell Investment Company (“RIC”), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification of Class I Shares as Class S Shares (the “Reclassification”). In connection with the Reclassification, you should note the following:

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The Reclassification will be effected without a vote of the Shareholders of the Funds, as permitted by RIC’s Second Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•	The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.
•	The value of your investment will not change as a result of the Reclassification.
•	No sales charges or fees will be imposed as a result of the Reclassification.

Board Considerations

The Board has determined that the Reclassification is advisable and in the best interests of the applicable Funds’ shareholders and that the interests of Class I shareholders and the existing holders of Class S Shares of each Fund will not be diluted as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will consist of replacement of all of the issued and outstanding Class I Shares of each applicable Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on August 16, 2017, the Funds will stop accepting orders from Class I shareholders to purchase additional Class I Shares. The Reclassification is expected to be completed on August 18, 2017 based on values as of the close of regular trading on the New York Stock Exchange on August 18, 2017 using the valuation procedures set forth in the Funds’ then current prospectus and statement of additional information.

REDESIGNATION OF CLASS T SHARES OF ALL FUNDS: Effective September 15, 2017, Class T Shares of all Funds in the Prospectus listed above will be redesignated as Class M Shares. Accordingly, effective as of September 15, 2017, all references to “Class T” are hereby changed to “Class M.”

REDESIGNATION OF CLASS A1 SHARES OF ALL FUNDS: Effective September 22, 2017, Class A1 Shares of all Funds in the Prospectus listed above will be redesignated as Class T Shares. Accordingly, effective as of September 22, 2017, all references to “Class A1” are hereby changed to “Class T.”

LifePoints Funds, Target Portfolio Series: Classes A, A1, A2, A3, C, C1, E, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated June 7, 2017 to

PROSPECTUS DATED MARCH 1, 2017

REDESIGNATION OF CLASS T SHARES OF ALL FUNDS: Effective September 15, 2017, Class T Shares of all Funds in the Prospectus listed above will be redesignated as Class M Shares. Accordingly, effective as of September 15, 2017, all references to “Class T” are hereby changed to “Class M.”

REDESIGNATION OF CLASS A1 SHARES OF ALL FUNDS: Effective September 22, 2017, Class A1 Shares of all Funds in the Prospectus listed above will be redesignated as Class T Shares. Accordingly, effective as of September 22, 2017, all references to “Class A1” are hereby changed to “Class T.”

RISK/RETURN SUMMARY FOR CONSERVATIVE STRATEGY FUND, MODERATE STRATEGY FUND, BALANCED STRATEGY FUND, GROWTH STRATEGY FUND AND EQUITY GROWTH STRATEGY FUND: The following replaces the third sentence of the second paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for each Fund in the Prospectus listed above:

A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund.

 LifePoints Funds, Target Date Series: Classes A, E, R1, R4, R5 and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 7, 2017 to

PROSPECTUS DATED MARCH 1, 2017

LIQUIDATION OF THE LIFEPOINTS® FUNDS TARGET DATE SERIES: The following information relates to the liquidation of the LifePoints® Funds Target Date Series 2020 Strategy Fund, 2025 Strategy Fund, 2030 Strategy Fund, 2035 Strategy Fund, 2040 Strategy Fund, 2045 Strategy Fund, 2050 Strategy Fund, 2055 Strategy Fund and In Retirement Fund (the “Funds”) and supplements the Prospectus listed above:

At a meeting held on May 23, 2017, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management, LLC (“RIM”), approved the liquidation of the Funds pursuant to a Plan of Liquidation and Dissolution of Sub-Trusts (the “Plan”). Shareholder approval is not required in order to liquidate the Funds. Shareholders of the Funds may redeem their Shares prior to the liquidation date. Effective at the close of business on June 7, 2017, the Funds will be closed to investments by new employee benefit plans. Effective at the close of business on October 4, 2017, the Funds will stop accepting orders from existing employee benefit plans to purchase additional Shares. A Class of Shares of a Fund may be closed to existing employee benefit plans prior to October 4, 2017 in the event that all Shares are redeemed prior to such date.

The Funds will continue to pursue their investment objectives until on or around September 20, 2017, at which time they will no longer engage in any business activities except for the purpose of winding up their business affairs and distributing their investment income, capital gains and remaining assets to shareholders. As a result, on or around September 20, 2017, the Funds will liquidate their holdings and the resulting cash will be deposited in a non-interest bearing account with the Funds’ custodian.

Effective at the close of business on June 7, 2017, the Funds’ Class A and Class R5 Shares, as applicable, will discontinue payments of 12b-1 distribution fees to financial intermediaries. RIM will bear the expenses of the liquidation.

The Plan provides for the liquidation of each Fund’s assets on or before October 6, 2017 and a liquidating distribution to be paid to each Fund’s shareholders of all of the proceeds of the liquidation as promptly as possible after the liquidation date. Prior to the liquidating distribution, each Fund will declare and pay to its shareholders of record a net investment income dividend and/or capital gains distribution so that it will have distributed all of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date. The payable date for this income dividend and/or capital gains distribution is September 25, 2017, based on Fund records as of the open of business on September 22, 2017. A Fund may liquidate prior to October 6, 2017 in the event that all Shares are redeemed prior to the planned liquidation date

 Select Funds: Classes A, A1, A2, A3, C, C1, E, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 7, 2017 to

PROSPECTUS DATED MARCH 1, 2017

FUND NAME CHANGES: Effective September 15, 2017, the Funds will change their names as follows:

Current Name	New Name
Select U.S. Equity Fund	Multifactor U.S. Equity Fund
Select International Equity Fund	Multifactor International Equity Fund

REDESIGNATION OF CLASS T SHARES OF ALL FUNDS: Effective September 15, 2017, Class T Shares of all Funds in the Prospectus listed above will be redesignated as Class M Shares. Accordingly, effective as of September 15, 2017, all references to “Class T” are hereby changed to “Class M.”

REDESIGNATION OF CLASS A1 SHARES OF ALL FUNDS: Effective September 22, 2017, Class A1 Shares of all Funds in the Prospectus listed above will be redesignated as Class T Shares. Accordingly, effective as of September 22, 2017, all references to “Class A1” are hereby changed to “Class T.”